CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2006

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the registrants semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.


BEAUMONT FUND, LLC

FINANCIAL STATEMENTS

June 30, 2006

(Unaudited)


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________





Financial Statements                          PAGES

	Statement of Assets and Liabilities     1

	Schedule of Investments in Securities     2 through 6

	Statement of Operations     7

	Statements of Changes in Members Capital (Net Assets)     8

	Notes to Financial Statements     9 through 14






                              BEAUMONT FUND, LLC
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2006
                                ______________

ASSETS
     Investment securities at fair value (cost   $8,575,433)      $12,678,399
     Cash and cash equivalents	     	                            4,416,939
     Dividends receivable 		                               34,409

		              Total assets	                   17,129,747

LIABILITIES
     Securities sold short at fair value (proceeds   $4,540,006)    5,147,860
     Member subscriptions received in advance		               45,008
     Member repurchases payable		                               22,294
     Dividends payable                 		                        7,810
     Expenses payable		                                       10,531

			      Total liabilities		            5,233,503

NET ASSETS		                                          $11,896,244

MEMBERS  CAPITAL (Net Assets)
     Represented by:
        Capital subscriptions, net		                   $8,315,354
        Accumulated increase in net assets from operations          3,580,890

			      Total members  capital (net assets) $11,896,244



                             See accompanying notes.

                               BEAUMONT FUND, LLC
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  June 30, 2006
                                 ______________


INVESTMENT SECURITIES
					                   % of
Common Stocks	                 Shares	    Fair Value	Net Assets
Financial
       Diversified Financial
          JP Morgan Chase	  9,913	  $   416,346
          Citigroup	          8,489	      409,594
          AXA SA Sponsored ADR	 12,542	      411,127
			                    1,237,067     10.4 %
       Insurance
          St Paul Travelers	 13,303	      593,048
          American Intl Group	  7,113	      420,023
				            1,013,071	   8.5 %
       Banking
          Fremont General	 21,275	      394,864
          Washington Mutual 	  7,646	      348,505
				              743,369	   6.2 %
       Real Estate
          iSTAR Financial	 12,597	      475,537	   4.0 %

Total, Financial		            3,469,044	  29.1 %


Consumer Staples
       Tobacco
          Carolina Group	 15,897	       816,629
          Altria Group	          9,882        725,635
				             1,542,264	  12.9 %
       Conglomerate
          Loews Corp	         22,731	       805,814	   6.7%

       Retail Distribution, hardline
          Handleman	         18,105	       147,556	   1.2 %

       Media
          CBS Corp	          4,450	       120,372	   1.0%

Total,  Consumer Staples		     2,616,006	  21.8%


        *Security did not pay a dividend during the previous twelve months.


                             See accompanying notes.

                              BEAUMONT FUND, LLC
                 SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                June 30, 2006
                               ______________


INVESTMENT SECURITIES (CONTINUED)
					                      % of
Common Stocks (Continued)	Shares	      Fair Value   Net Assets

Transportation
       Railroads
          Genesee & Wyoming * 	        27,724	   $    983,370	      8.2 %
       Air Freight
          Federal Express	         4,033	        471,296	      3.9 %

Total,  Transportation                                1,454,666	     12.1 %


Technology

       Consumer Electronics
          Nam Tai Electronics	        25,625	        573,231	      4.8 %
          Wireless Communications
          Nokia Corp  Sponsored ADR	21,945	        444,606	      3.7 %

       Software
          Microsoft Corp	         8,570	        199,681

       Electronic Arts *	         4,000	        172,160
						        371,841	      3.1 %

Total,  Technology		                      1,389,678	      11.6%


Healthcare
       Pharmaceuticals
          Merck	                         8,483	        309,036
          Pfizer	                 9,450	        221,792
						        530,828	       4.5 %
       Managed Care
          Wellpoint Health Networks *	 6,414	        466,747	       3.9 %
          Biotechnology
          Amgen *	                 5,830	        380,291	       3.2 %

Total,  Healthcare		                      1,377,866	      11.6 %


Basic Materials
       Oil and Gas
          Chesapeake Energy	         14,550	        440,137
          BP PLC Sponsored ADR	          5,135 	357,447
          Transocean, Inc. *	          3,350	        269,072

Total,  Basic Materials		                      1,066,656	       8.9 %


       *Security did not pay a dividend during the previous twelve months.


                              See accompanying notes.

                               BEAUMONT FUND, LLC
                 SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  June 30, 2006


INVESTMENT SECURITIES (CONTINUED)
					                          % of
Common Stocks (Continued)             Shares	  Fair Value   Net Assets

Consumer, Cyclical
       Retail, hardline
          Carmax *	              16,729      $ 593,210      5.0 %

       Building Materials
          Masco	                      11,800	    349,752      2.9 %

Total,  Consumer, Cyclical		            942,962      7.9 %


Utilities
       Electric
          American Electric Power      6,260	    214,405

Total,  Utilities		                    214,405	  1.8 %


International Exchange Traded Funds
       Morgan Stanley India Funds      3,375	    147,116

Total,  International Exchange Traded Funds	    147,116	  1.2 %


Total investment securities (cost  $8,575,433)	$12,678,399	106.0 %


        *Security did not pay a dividend during the previous twelve months.

                        ADR - American Depositary Receipt

                             See accompanying notes.

                               BEAUMONT FUND, LLC
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 June 30, 2006
                                ______________



SECURITIES SOLD SHORT
					                                   % of
Common Stocks	                           Shares	 Fair Value	Net Assets

Index
       Depositary Receipts
          S&P Depositary Receipts (SPDR)   13,690     $   1,741,779
          Nasdaq 100 Shares	            8,000	    310,160

Total,  Index		                                  2,051,939      17.2 %


Consumer, Cyclical
       Retail, softline
          Hot Topic * 	                   33,342	    383,766
          Bed, Bath & Beyond * 	            2,600	     86,242
          Wal-Mart Stores	            1,110	     53,469
				                            523,477      4.4 %

       Educational Services
	  Strayer Education	            3,485	    338,463
	  Apollo Group * 	            3,100	    160,177
				                            498,640	 4.2 %
       Building Materials
	  Sherwin Williams	              830	     39,408	 0.3 %

Total,  Consumer, Cyclical		                  1,061,525	 8.9 %


Consumer Staples
       Restaurants
          Panera Bread *	           7,900	    531,196
          P.F. Chang s China Bistro * 	   5,505	    209,300

Total,  Consumer Staples		                    740,496      6.2 %


Technology
       Retail, on-line
          Amazon.com *	                   6,375	    246,585	 2.0 %

       Internet, Search
          Google * 	                     560	    234,825	 2.0 %

       Wireless Communications
          Research in Motion *	           2,375	    165,704	 1.4 %

       Semiconductors
          Maxim Integrated Products	   2,200	     70,642	 0.6%

Total,  Technology		                            717,756	 6.0%


    *Security did not pay a dividend during the previous twelve months.


                           See accompanying notes.

                             BEAUMONT FUND, LLC
               SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                               June 30, 2006
                              ______________




SECURITIES SOLD SHORT (CONTINUED)
					                             % of
Common Stocks (Continued)                Shares	      Fair Value   Net Assets

Transportation
       Air Freight
          UPS	                          3,175	     $  261,398      2.2 %
          Airlines
          JetBlue Airways *               9,082	        110,255      0.9 %

Total,  Transportation		                        371,653      3.1 %


Healthcare
       Drug Delivery
          Nektar Therapeutics *	          11,150        204,491

Total, Healthcare		                        204,491      1.7 %



Total securities sold short (proceeds - $4,540,006) $ 5,147,860     43.1 %


   *Security did not pay a dividend during the previous twelve months.

                         See accompanying notes.

                           BEAUMONT FUND, LLC
                        STATEMENT OF OPERATIONS
                  For the Period Ended June 30, 2006
                            ______________



INVESTMENT INCOME
       Interest				                       $  89,937
       Dividends (net of foreign withholding taxes of $5,369)    150,807

                      Total investment income		         240,744


EXPENSES
	Interest				                  14,700
	Dividends			                          23,240
	Adviser management fee		                          82,945
	Operating expenses		                          20,980

                       Total expenses		                 141,865

		       Net investment income		          98,879


REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
	   Net realized loss on investments		        (160,665)
	   Net change in unrealized appreciation		 925,024

	   Net realized and unrealized gain from investments	 764,359

           Net increase in net assets from operations		 863,238

           Less:  Incentive allocation to Adviser               (160,223)

           Net increase in net assets from operations
	       available for distribution to members	      $  703,015


                        See accompanying notes.

                           BEAUMONT FUND, LLC
             STATEMENTS OF CHANGES IN MEMBERS  CAPITAL (NET ASSETS)
   For the Six Months Ended June 30, 2006 and the Year Ended December 31, 2005
                            ______________


	                                       Six Months Ended  Year Ended
	                                             June 30,   December 31,
	                                               2006         2005

Increase in net assets from operations
    Net investment income	                   $  98,878   $  152,668
    Net realized loss on investments	            (160,664)      (5,102)
    Net change in unrealized appreciation 	     925,024	  858,458

      Net increase in net assets from operations     863,238    1,006,024

Proceeds from member subscriptions	             854,338	  859,593
Repurchases of member interests
    (including transfers to affiliated funds)	  (1,138,780)  (1,100,791)

          Total increase in net assets	             578,796	  764,826

Net assets
       Beginning of period	                  11,317,448   10,552,622

       End of period	                         $11,896,244  $11,317,448


                           See accompanying notes.

                            BEAUMONT FUND, LLC
                       NOTES TO FINANCIAL STATEMENTS
                               June 30, 2006



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


A.     General Description of the Company

       Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a high compounded annual return with below-average risk. The Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years and is managed for tax efficiency. Prospero Capital Management LLC (the Adviser) serves as the Companys investment adviser.


B.     Method of Reporting

       The Company s financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


C.     Cash and Cash Equivalents

       Cash and cash equivalents includes cash and an investment in an independently managed money market fund.


D.     Investment Securities

       Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

       Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.


E.     Risk of Financial Instruments

       The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value some time in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.

                              BEAUMONT FUND, LLC
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                June 30, 2006

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)

       Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company s ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
       Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

       The Company currently clears all of its trades through one clearing broker. In the event this counterparty does not fulfill its obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty to these transactions. The Company attempts to minimize this risk by monitoring the creditworthiness of the clearing broker.


F.     Income Taxes

       The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company s income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company s taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.


G.     Capital Accounts

       The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee which is charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, are allocated among and credited to or debited against the capital accounts of all members (but not the Advisers Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.


Note 2.	ADVISER

       The Adviser of the Company is Prospero Capital Management
       LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.
       The Advisers sole member serves on the Company s Board of Directors.

       The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined for each member and charged on the first day of each calendar quarter. The Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

                            BEAUMONT FUND, LLC
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                             June 30, 2006



Note 2.	ADVISER (CONTINUED)

       In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member s capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Adviser s original investors. The Adviser earned an incentive allocation of $160,223 and $179,814 for the six months ended
       June 30, 2006 and the year ended December 31, 2005, respectively. The Adviser maintains a capital account in the Company (the Advisers Special Advisory Account), the balance of which was $401,236 as of June 30, 2006.

       The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.


Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

       Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser and are effective as of the beginning of each quarter.

       The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

       No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser has recommended that the Company offer to repurchase member interests at the end of each calendar quarter and expects to continue to make such recommendations.


Note 4.	INVESTMENT TRANSACTIONS

       Purchases and sales of investment securities for the six months ended June 30, 2006 were $3,669,022 and $5,450,827, respectively.
       At June 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2006, accumulated net unrealized appreciation on investments was $3,495,111, consisting of $4,520,270 gross unrealized appreciation and $1,025,159 gross unrealized depreciation.

                             BEAUMONT FUND, LLC
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               June 30, 2006

Note 5.	FINANCIAL HIGHLIGHTS

       The following information presents the financial highlights of the Company for the six months ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	                                        Six Months Ended  Year Ended
	                                            June 30,	 December 31,
                                                     2006	   2005

Total return before incentive allocation to Adviser  7.42 % (3)	   9.13%
Incentive allocation to Adviser	                    (1.43)%      (1.68)%

       Total return after incentive allocation to Adviser 5.99%   7.45%

Ratios to average net assets
    Expenses prior to incentive allocation to Adviser    1.77%(4) 1.80%
    Incentive allocation to Adviser	                 1.37%    1.62%

       Total expenses and incentive allocation to Adviser 3.14%   3.42%

    Net investment income(2)	                         1.62%(4) 1.38%

Supplemental data:

    Net assets - June 30, 2006 and December 31, 2005 $11,896,244 $11,317,448

    Portfolio turnover rate	                         21.0%(3)  6.7 %

                              BEAUMONT FUND, LLC
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)


	                                              Year Ended   Year Ended
	                                               December 31, December 31,
	                                                  2004	    2003

Total return before incentive allocation to Adviser	  4.69%	    18.72 %(1)
Incentive allocation to Adviser	                         (0.82)%    (1.96)%

       Total return after incentive allocation to Adviser 3.87 %    16.76 %(1)

Ratios to average net assets:
    Expenses prior to incentive allocation to Adviser	  1.79 %    1.74 %(1)
    Incentive allocation to Adviser	                  0.75 %    1.80 %

       Total expenses and incentive allocation to Adviser 2.54 %    3.54 %(1)

    Net investment income (2)	                          0.75 %    0.77 %(1)

Supplemental data:

    Net assets - December 31, 2004 and 2003	     $10,522,622  $8,262,296

    Portfolio turnover rate	                         17.9%      32.6 %

                             BEAUMONT FUND, LLC
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               June 30, 2006

Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)


		                                         Period Ended
		                                         December 31,
	                                                    2002

Total return before incentive allocation to Adviser    (10.21)%(1),(3)
Incentive allocation to Adviser		                 0.00%

       Total return after incentive allocation to Adviser (10.21)%(1)

Ratios to average net assets:
    Expenses prior to incentive allocation to Adviser     1.84%(1),(4)
    Incentive allocation to Adviser		          0.00%

       Total expenses and incentive allocation to Adviser 1.84%(1)

    Net investment income (2)                             0.97%(1),(4)

Supplemental data:

    Net assets - December 31, 2002		         $4,863,554

    Portfolio turnover rate		                  56.8%(3)


Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual member s total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

______________________

(1)	Total returns and the ratios to average net assets include
        $5,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31, 2003 and during the period ended December 31, 2002, respectively. The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.10% and 0.15% and an increase of 0.07% and 0.27% in the expense ratio for the year ended December 31, 2003 and for the period ended
        December 31, 2002, respectively.

(2)	Excludes incentive allocation to Adviser.

(3)	Not annualized.

(4)	Annualized.

ITEM 2. CODE OF ETHICS.
  Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.
 Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable (contained in Item 1).

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES
 Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
 There have not been any changes to the Portfolio Manager(s) listed in the Registrants most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to Registrants procedures by which security holders may recommend nominees to the Registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The Registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  August 29, 2006